CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest income
Loans	$ 9,664	$ 10,146
Mortgage-backed securities	256	355
Other securities	1	2
Interest-bearing deposits and other	235	246
Total interest income	10,156	10,749
Interest expense
Deposits	1,567	2,486
Borrowings	612	695
Total interest expense	2,179	3,181
Net interest income	7,977	7,568
Provision for loan losses	139	668
Net interest income after provision for loan losses	7,838	6,900
Non-interest income
Gains on sales of loans	23	155
Earnings on bank-owned life insurance	90	90
Net gains (losses) on sales of real estate owned	1	(36)
Unrealized loss-other real estate	(67)	(71)
Other	93	104
Total non-interest income	140	242
Non-interest expense
Salaries and employee benefits	3,238	3,057
Occupancy and equipment	355	355
Legal fees	365	135
Outside service fees	267	100
Data processing	241	246
Audit and accounting	84	205
Federal deposit insurance	144	197
Franchise and other taxes	182	191
Amortization of intangible assets	87	131
Real estate owned expense, net	(14)	159
Other operating	474	506
Total non-interest expense	5,423	5,282
Income before income taxes	2,555	1,860
Federal income taxes
Current	1,087	(43)
Deferred	(247)	147
Total federal income taxes	840	104
NET INCOME	$ 1,715	$ 1,756
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.23	$ 0.23